UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska 68137

(Address of principal executive offices)(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

4020 South 147th Street, Omaha, Nebraska 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

12/31

Date of reporting period: 6/30/11

Item 1.  Reports to Stockholders.

Avant Tracking Fund

Semi-Annual Report

June 30, 2011

1-855-727-5651

Distributed by Northern Light Distributors, LLC

FINRA Member

Avant Tracking Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2011

The Portfolio's performance figures* for the period ending June 30, 2011, compared to its benchmarks:

Annualized Average Returns:		Inception**- June 30, 2011
Avant Tracking Fund		(2.20)%
Barclays Aggregate Bond Index		0.49%
Russell 1000 Total Return Index		(0.69)%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares as well as other charges and expenses of the insurance contract, or separate account.

** Portfolio commenced operations May 5, 2011

Top Industries	% of Net Assets
Exchange-Traded Funds - Commodity Funds	61.2%
Exchange-Traded Funds - Asset Allocation Funds	5.5%
Other, Cash & Cash Equivalents	33.3%
	100.0%

Please refer to the Consolidated Portfolio of Investments in this Semi-Annual Report for a detailed analysis of the Fund's holdings.

Avant Tracking Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
June 30, 2011 (Unaudited)
Shares			Value

		EXCHANGE TRADED FUNDS - 66.7%
		ASSET ALLOCATION FUND - 5.5%
768		FactorShares 2X: Gold Bull/S&P500 Bear *	$ 20,083

		COMMODITY FUND - 61.2%
29		ETFS Asian Gold Trust *	4,347
136		ETFS Gold Trust *	20,252
1,391		iShares Gold Trust *	20,364
2,186		PowerShares DB Gold Double Long ETN *	101,627
387		PowerShares DB Gold Fund *	20,333
259		ProShares Ultra Gold *	19,886
139		SPDR Gold Shares *	20,291
1,218		Sprott Physical Gold Trust *	15,895
			222,995

		TOTAL EXCHANGE TRADED FUNDS (Cost - $250,160)	243,078

		SHORT-TERM INVESTMENTS - 11.4%
		MONEY MARKET FUND - 11.4%
41,706		STIT STIC Prime Portfolio, 0.02% **	41,706
		TOTAL SHORT-TERM INVESTMENTS (Cost - $41,706)	41,706

		TOTAL INVESTMENTS - 78.1% (Cost - $291,866)(a)	$ 284,784
		OTHER ASSETS LESS LIABILITIES - 21.9%	79,599
		NET ASSETS - 100.0%	$ 364,383

	*	Non-Income producing security.
	**	Money market fund; interest rate reflects seven-day effective yield on June 30, 2011.
	(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same
		and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation	$ -
		Unrealized depreciation	(7,082)
		Net unrealized depreciation	$ (7,082)

Avant Tracking Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
June 30, 2011 (Unaudited)

ASSETS
Investment securities:
At cost	$ 291,866
At value	$ 284,784
Cash	90,000
Due from advisor	34,654
Dividends and interest receivable	5
TOTAL ASSETS	409,443

LIABILITIES
Fees payable to other affiliates	19,169
Distribution (12b-1) fees payable	101
Accrued expenses and other liabilities	25,790
TOTAL LIABILITIES	45,060
NET ASSETS	$ 364,383

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 372,269
Accumulated net investment loss	(804)
Net unrealized depreciation of investments	(7,082)
NET ASSETS	$ 364,383

Shares of beneficial interest outstanding	37,270

Net asset value (Net assets/shares outstanding), and offering price per share	$ 9.78

Avant Tracking Fund
CONSOLIDATED STATEMENT OF OPERATIONS
For the Period Ended June 30, 2011 (Unaudited) (a)

INVESTMENT INCOME
Interest	$ 7
TOTAL INVESTMENT INCOME	7

EXPENSES
Investment advisory fees	400
Distribution (12b-1) fees	101
Professional fees	20,396
Administrative services fees	9,534
Accounting services fees	5,187
Compliance officer fees	1,898
Transfer agent fees	1,846
Printing and postage expenses	1,286
Trustees' fees and expenses	703
Custodian fees	703
Insurance expense	282
Other expenses	3,124
TOTAL EXPENSES	45,460
Fees waived/reimbursed by the Adviser	(44,649)
NET EXPENSES	811
NET INVESTMENT LOSS	(804)

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net change in unrealized depreciation on investments	(7,082)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(7,082)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$ (7,886)

(a) Avant Tracking Fund commenced operations on May 5, 2011.

Avant Tracking Fund
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
June 30, 2011
(Unaudited) (a)
FROM OPERATIONS
Net investment loss	$ (804)
Net change in unrealized depreciation on investments	(7,082)
Net decrease in net assets resulting from operations	(7,886)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	442,281
Payments for shares redeemed	(70,012)
Net increase in net assets from shares of beneficial interest	372,269

TOTAL INCREASE IN NET ASSETS	364,383

NET ASSETS
Beginning of Period	-
End of Period*	$ 364,383
* Includes accumulated net investment loss of:	$ (804)

SHARE ACTIVITY
Shares Sold	44,215
Shares Redeemed	(6,945)
Net increase in shares of beneficial interest outstanding	37,270

(a) Avant Tracking Fund commenced operations on May 5, 2011.

Avant Tracking Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the Period
	Ended
	June 30, 2011
	(Unaudited) (1)

Net asset value, beginning of period	$ 10.00

Activity from investment operations:
Net investment loss (2,3)	(0.03)
Net realized and unrealized loss on investments	(0.19)
Total from investment operations	(0.22)

Net asset value, end of period	$ 9.78

Total return	(2.20%)	(4)

Net assets, end of period (000s)	$ 364

Ratio of gross expenses to average net assets (5,6)	111.53%	(7)

Ratio of net expenses to average net assets (5)	1.99%	(7)

Ratio of net investment income (loss) to average net assets (3,5)	(0.48)%	(7)

Portfolio Turnover Rate	342%	(4)

(1) Avant Tracking Fund commenced operations on May 5, 2011.
(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4) Not annualized.
(5)	The ratios of expenses to average net assets and net investment income(loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Portfolio invests.
(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser and affiliates.
(7) Annualized.

Avant Tracking Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

June 30, 2011 (Unaudited)

1.

ORGANIZATION

The Avant Tracking Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Variable Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund is an investment vehicle for variable annuity contracts and flexible premium variable life insurance policies, qualified pension and retirement plans and certain unregistered separate accounts. The Fund seeks returns that reflect the performance of the Gold bullion.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  Open-end mutual funds are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the Board of Trustees of the Underlying Funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2011 for the Fund’s investments measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$ 243,078	$ -	$ -	$ 243,078
Short-Term Investments	41,706	-	-	41,706
Total	$ 284,784	$ -	$ -	$ 284,784

The Fund did not hold any Level 3 securities during the period.

There were no significant transfers into and out of Level 1 and 2 during the current period presented. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Consolidation of Subsidiaries – WGS Fund Limited SPC (WGS-SPC) – The Consolidated Portfolio of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations and Consolidated Statement of Changes in Net Assets and the Consolidated Financial Highlights of the Fund includes the accounts of WGS-SPC, a wholly owned and controlled subsidiary.  All inter-company accounts and transactions have been

Avant Tracking Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011 (Unaudited)

eliminated in consolidation.

The Fund may invest up to 25% of its total assets in the segregated portfolio company (“SPC”) which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

A summary of the Fund’s investments in the SPC is as follows:

	Inception Date of SPC	SPC Net Assets at June 30, 2011	% Of Fund Total Assets at June 30, 2011
WGS Fund Limited - SPC	6/24/2011	$ 90,100	22.00%

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income and distributions from net realized capital gains if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on ex-date and are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset values per share of the Fund.

Federal income tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required.

The Fund will recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2011 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Avant Tracking Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011 (Unaudited)

Use of Estimates – The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the year. Actual results could differ from those estimates.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the period ended June 30, 2011, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $250,160 and $0 respectively.

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Avant Capital Management II, LLC serves as the Fund’s Investment Adviser (the “Adviser”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, transfer agent services and custody administration services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily investment operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.99% of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, until May 1, 2012, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, expenses of investing in underlying funds or extraordinary expenses such as litigation, not incurred in the ordinary course of the Fund’s business) did not exceed 1.99% per annum of the Fund’s average daily net assets.  During the period ended June 30, 2011 the Adviser waived fees and reimbursed expenses totaling $44,649.

If the Adviser waived any fee or reimbursed any expense pursuant to the Waiver Agreement, and the Fund's

Avant Tracking Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011 (Unaudited)

Operating Expenses are subsequently less than 1.99% of average daily net assets, the Adviser shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.99% of average daily net assets. If Fund Operating Expenses subsequently exceed 1.99% per annum of the Fund's average daily net assets, the reimbursements shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement) and further provided that such recoupment can be achieved within the foregoing expense limits.  As of June 30, 2011 there was $44,649 of fee waivers and expense reimbursements subject to recapture by December 31, 2014.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides for a monthly service and/or distribution fee at an annual rate of up to 0.25% which is calculated by the Fund on its average daily net assets. Currently, the Board has authorized the Fund to pay 12b-1 fees at an annual rate of up to 0.25% which is paid to Northern Lights Distributors, LLC (the “Distributor”) for sales and promotion activities and services under the plan, and to provide compensation for ongoing shareholder servicing and distribution-related activities.  Shareholders will receive advance notice of any increase. A portion of the fee payable pursuant to the Plan, equal to 0.25% of average daily net assets, is currently characterized as a service fee, which may be paid out to entities providing maintenance of shareholder accounts and certain other shareholder services. The Adviser may receive such service fees with respect to Fund accounts for which it provides shareholder servicing.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares and is an affiliate of GFS.

Each Fund pays its pro-rata share of a total fee of $10,000 per quarter for the Northern Lights Variable Trust to each Trustee who is not affiliated with the Trust or Adviser.  The Fund pays the chairperson of the audit committee its pro-rata share of an additional $500 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Fund as follows:

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $40,000 or

-

10 basis points or 0.10% per annum on the first $100 million in net assets

-

8 basis points or 0.08% per annum on the next $150 million in net assets

Avant Tracking Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011 (Unaudited)

-

6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee of $27,000 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $18,000 and the per account charge is $16.00 for open accounts and $2.00 for closed accounts.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended June 30, 2011, the Fund incurred expenses of $1,898 for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee. For the period ended June 30, 2011, the Fund paid GemCom $1,286 for EDGAR and printing services performed.  Such fees are included in the line item “Printing & postage expenses” on the Statement of Operations in this shareholder report.

5.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of the control of the Fund, under section 2(a) 9 of the Act.  As of June 30, 2011, Jefferson National Life Insurance held 82.59% of the voting securities of the Fund and may be deemed to control the Fund.  The Trust has no knowledge as to whether all or any portion of the shares owned of record by Jefferson National Life Insurance Company are also owned beneficially.

Avant Tracking Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2011 (Unaudited)

6.

NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. generally accepted accounting principles (“GAAP”) and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

7.   SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

Avant Tracking Fund

EXPENSE EXAMPLES

June 30, 2011 (Unaudited)

As a shareholder of the Avant Tracking Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Avant Tracking Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 5, 2011 (commencement of operations) through June 30, 2011.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Avant Tracking Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees, as well as other charges and expenses of the insurance contract, or separate account.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 5/5/11	Ending Account Value 6/30/11	Expenses Paid During Period 5/5/11 – 6/30/11*	Expense Ratio During Period ** 5/5/11-6/30/11
Actual	$1,000.00	$978.00	$3.07	1.99%
	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period 1/1/11 – 6/30/11	Expense Ratio During Period ** 1/1/11 – 6/30/11
Hypothetical*** (5% return before expenses)	$1,000.00	$1,014.93	$9.94****	1.99%

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (57) divided by the number of days in the fiscal year (365).

**Annualized.

*** The hypothetical example assumes that the Fund was in operation for the full six month ended 6/30/11

**** Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

Approval of Advisory Agreement – Gold Bullion Tracking Fund

In connection with a regular meeting held on February 23, 2011 the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Avant Capital Management, LLC (“Avant” or the “Adviser”) and the Trust, on behalf of the Gold Bullion Tracking Fund (“Gold Bullion” or the “Fund”).  In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) the Fund’s overall fees and operating expenses compared with similar mutual funds; (b) the overall organization of the Adviser; (c) investment management staffing; and (d) the financial condition of the Adviser.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.  A presentation was given by representatives of the Adviser regarding the Fund’s investment strategies.  The Trustees discussed the extent of the Adviser’s research capabilities and the experience of its Fund management personnel.  The Board noted that the Adviser currently serves as an adviser to the Winans Gold Fund. The Board then reviewed the capitalization of the Adviser based on financial statements provided by the Adviser in the Board Materials and concluded that the Adviser was sufficiently well capitalized (or has other financial resources) to meet its obligations to the Trust.  The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board’s expectations.

 Performance.  Because the Fund has not yet commenced operations, the Trustees could not consider its investment performance of the Fund.  However, the Board, including the Independent Trustees, considered the Adviser’s past performance managing a Fund in the Trust and other funds with the same strategy.  The Board concluded that the Adviser has potential to deliver favorable performance.

 Fees and Expenses.  The Board noted that the Adviser would charge a 1.00% annual advisory fee based on the average net assets of the Fund.  The Trustees concluded that the Fund’s advisory fee, as well as its overall expense ratio, was acceptable in light of the quality of the services the Fund expected to receive from the Adviser and the level of fees paid by a peer group of other similarly managed mutual funds.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  It was the consensus of the Board that based on the anticipated size of Fund for the initial two years of its Advisory Agreement, economies of scale was not a relevant consideration.

 Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by the Adviser in connection with the operation of the Fund, based on the materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. They also considered the profits to be realized by the Adviser from other activities related to the Fund. The Trustees concluded that because of the Adviser’s expense limitation agreement and its expected asset levels, they Board was satisfied that the Adviser’s level of profitability from its relationship with the Fund would not be excessive.

 Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that approval of the Advisory Agreement is in the best interests of the Trust and the shareholders of the Fund.

PRIVACY NOTICE

NORTHERN LIGHTS VARIABLE TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS VARIABLE TRUST

What we do:
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Variable Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Variable Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-727-5651 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is also available without charge, upon request, by calling 1-855-727-5651.

INVESTMENT ADVISOR

Avant Capital Management II, LLC

401 E. Las Olas Blvd. #130

Fort Lauderdale, FL 33301

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, NY 11788

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.    Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.   Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.   Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.   See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.   Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.   Not applicable to open-end investment companies.

Item 10.   Submission of Matters to a Vote of Security Holders.   None.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of June 30, 2011, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)   Not applicable.

(b)   Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date

9/8/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew Rogers

Andrew B. Rogers, President

Date

9/8/11

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Treasurer

Date

9/8/11